Consolidated statements of changes in shareholders equity (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corresponding to recognition of result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency	$ 42,902	$ 26,503	$ 18,332
YPF S.A. [member]
Corresponding to the effect of the translation	886,921	733,492	528,145
Subsidiaries, associates and Joint ventures [member]
Corresponding to the effect of the translation	$ (46,234)	$ (38,692)	$ (29,691)